Cover	Aug. 23, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2022
Entity File Number	001-40810
Entity Registrant Name	Endurance Acquisition Corp.
Entity Central Index Key	0001864891
Entity Tax Identification Number	98-1599901
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	630 Fifth Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	646
Local Phone Number	585-8975
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable Warrant
Trading Symbol	EDNCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EDNC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	EDNCW
Security Exchange Name	NASDAQ